PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments And Deposits
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	As of December 31,
	2022	2021
Receivables from sales distributors	$43,596	$115,379
Deposits to suppliers	147,504	301,233
Subtotal	191,100	416,612
Less: Provision for doubtful accounts	-	(121,095)
Total	$191,100	$295,517

SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS

Movements of allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2022	2021
Beginning balance	$121,095	$-
Addition	-	121,514
Write off	(120,372)	-
Exchange rate effect	(723)	(419)
Ending balance	$-	$121,095